Convertible Notes and Warrant Liabilities (Details Narrative) (CAD)	12 Months Ended			61 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012	Sep. 10, 2011	Jul. 15, 2011	Nov. 04, 2010
Stock Purchase Agreement (SPA)
Number of original noteholders						4	4
Convertible notes, face value, USD							1,000,000
Common stock underlying notes.							2,857,143
Conversion price per share, USD							0.35
Share purchase warrants, shares							4,285,714
Exercise Price per Share, Class A warrants, USD							0.40
Number of Class A Warrants							1,428,571
Exercise Price per Share, Class B warrants, USD							0.50
Number of Class B Warrants							2,857,143
Warrant Term (years)							5
Period following closing of SPA before warrants can be exercised, in months							6
Percent warrants available for exercise between six and twelve months from closing of SPA							25.00%
Number of months from closing of SPA when all warrants exerciseable							12
Convertible notes, value assigned						1,000,000
Percent interest assigned						90.00%
Cash payment on assignment						50,000
Shares acquired under assignment						75,659,000
Note Discount							1,000,040
Note Discount USD							1,000,000
Amortization of Discount	21,005	929,025		950,030
Amortization of Discount USD	22,099	977,901
Warrant Liability, on measurement date		128,253			122,143		1,633,510
Fair Value Warrant Liability at measurement date		1,505,257			6,110
Gain on extinguishment of derivative liabiltiy					122,143
Accrued interest, note payable	41,005	48,449
Note payable, principal and accrued interest on settlement date					1,145,049
Note payable, principal and accrued interest on settlement date, USD					977,901
Gain on transfer of mineral interest, including cash payment					1,197,449
Cash received					52,445